INTANGIBLE ASSETS (Details) - Schedule of estimated amortization expense - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Schedule of estimated amortization expense [Abstract]
2020 (3 months)	$ 6,688	$ 1,252
2021	26,752	1,252
2022	26,752	1,252
2023	26,752	1,252
2024	$ 26,752	$ 1,252